Accounts Payable and Accrued Expenses (Tables)	9 Months Ended
Sep. 30, 2022
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses

	September 30,	December 31,
	2022	2021
Accounts payable	$6,524,550	$1,450,531
Office access deposits	340	340
Accrued compensation	603,207	175,000
Unearned revenue	41,871	–
Accrued interest (various notes and loans payable	335,559	–
Accrued interest (working interest royalty programs)	1,562,160	–
Accrued tax penalties and interest	405,314	398,114
Accounts payable and accrued expenses	$9,473,001	$2,023,985